COVER	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Legend Biotech Corporation
Entity Central Index Key	0001801198
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Amendment Flag	false